Post-employment benefits for employees (Details 9) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Pension plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	$ 394
Pension plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	1,631
Pension plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	1,380
Pension plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	1,272
Pension plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	1,228
Pension plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	1,188
Pension plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	5,510
Other post-employment benefit plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	27
Other post-employment benefit plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	28
Other post-employment benefit plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	29
Other post-employment benefit plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	30
Other post-employment benefit plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	30
Other post-employment benefit plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	30
Other post-employment benefit plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	$ 142